Summary of Restricted Share Granted (Detail) (Restricted Shares, USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Restricted Shares
Number of share
Beginning Balance	295,236	665,999
Forfeited	(37,867)	(206,893)
Vested	(95,840)	(163,870)
Ending Balance	161,529	295,236
Granted
Expect to vest at end of year	142,146	259,808
Weighted average grant date fair value
Beginning Balance	$ 1.98	$ 1.98
Granted
Forfeited	$ 1.98	$ 1.98
Vested	$ 1.98	$ 1.98
Ending Balance	$ 1.98	$ 1.98